                           CLASS A, B AND C SHARES OF

                          AIM DEVELOPING MARKETS FUND

                        Supplement dated January 4, 2000
                     to the Prospectus dated March 1, 1999,
                           as revised October 4, 1999
                    and as supplemented November 29, 1999

This supplement supercedes and replaces in its entirety the supplement dated November 29, 1999.

Effective January 4, 2000, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 5 of the Prospectus:

           "The advisors use a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

           o William Barron, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.

           o John Cleary, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1998. From 1997 to 1998, he was Manager of a global markets fixed income fund for West Merchant Bank Ltd. From 1994 to 1996, he was enrolled in graduate school.

           o Christine Rowley, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1991."

                            ADVISOR CLASS SHARES OF

                          AIM DEVELOPING MARKETS FUND

                        Supplement dated January 4, 2000
                     to the Prospectus dated March 1, 1999,
             as supplemented June 11, 1999 and November 29, 1999

This supplement supercedes and replaces in its entirety the supplement dated November 29, 1999.

Effective January 4, 2000, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 5 of the Prospectus:

           "The advisors use a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

           o William Barron, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.

           o John Cleary, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1998. From 1997 to 1998, he was Manager of a global markets fixed income fund for West Merchant Bank Ltd. From 1994 to 1996, he was enrolled in graduate school.

           o Christine Rowley, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1991."

The following information replaces in its entirety the table under the heading "FEE TABLE -- ANNUAL FUND OPERATING EXPENSES" on page 4 of the
Prospectus:

           "ANNUAL FUND OPERATING EXPENSES
           ----------------------------------------------------------------
           (expenses that are deducted
            from fund assets)                                 ADVISOR CLASS
           --------------------------------------------------------------------

           Management Fees                                         0.98%

           Distribution and/or
           Service (12b-1) Fees                                    None

           Other Expenses

                     Other                                         0.91

                     Interest                                      0.20
                                                                   ----
           Total Other Expenses                                    1.11

           Total Annual Fund
           Operating Expenses                                      2.09

           Expense Reimbursement(1)                                0.39

           Net Expenses                                            1.70
           --------------------------------------------------------------------
           1 The investment advisor has contractually agreed to limit net expenses for Advisor Class shares of the fund to 1.50%, not including interest expense."